GOODWILL AND INTANGIBLE ASSETS - Goodwill by Reporting Unit (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) reportingunit operating_segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Goodwill
Balance at beginning of period			$ 1,484,117	$ 1,313,514
Additions			165,313	197,236
(Deductions)			(29,293)	(22,264)
Impairment			(3,318)
Foreign Exchange Translation			48	(4,369)
Balance at end of period	$ 1,616,867	$ 1,484,117	1,616,867	1,484,117	$ 1,313,514
Goodwill impairment			3,318	0	0
College Humor Media
Goodwill
Goodwill impairment			3,300
ANGI Homeservices
Goodwill
Balance at beginning of period			895,071	770,664
Additions			18,326	142,768
(Deductions)			(29,293)	(14,449)
Impairment			0	0
Foreign Exchange Translation			192	(3,912)
Balance at end of period	884,296	895,071	884,296	895,071	770,664
Vimeo
Goodwill
Balance at beginning of period			77,152	77,303
Additions			142,222	0
(Deductions)			0	(151)
Impairment			0	0
Foreign Exchange Translation			0	0
Balance at end of period	219,374	77,152	219,374	77,152	77,303
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Goodwill
Balance at beginning of period			265,146	265,146
Additions			0	0
(Deductions)			0	0
Impairment			0	0
Foreign Exchange Translation			0	0
Balance at end of period	265,146	265,146	265,146	265,146	265,146
Accumulated goodwill impairment loss	716,200		716,200
Emerging & Other
Goodwill
Balance at beginning of period			246,748	200,401
Additions			4,765	54,468
(Deductions)			0	(7,664)
Impairment			(3,318)	0
Foreign Exchange Translation			(144)	(457)
Balance at end of period	248,051	246,748	248,051	246,748	$ 200,401
Emerging & Other | College Humor Media
Goodwill
Goodwill impairment	3,300
Accumulated goodwill impairment loss	14,900	$ 11,600	14,900	11,600
Publishing
Goodwill
Number of operating segments | operating_segment		1
Number of reporting units | reportingunit		1
Dotdash
Goodwill
Accumulated goodwill impairment loss	$ 198,300	$ 198,300	$ 198,300	$ 198,300